Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity
Equity

7.Equity

On August 3, 2021, the Company amended its Certificate of Incorporation and the Company’s authorized all classes of stock is amended to 500,000,000 shares, of which (i) 450,000,000 shares shall be common stock, par value $0.0001 per share, and (ii) 50,000,000 shares shall be preferred stock, par value $0.0001 per share. On August 3, 2021, the Company effectuated a 70,000 for 1 stock split on the Company’s issued and outstanding common stock.

On March 8, 2022, a shareholder meeting was held and declared a one-for-four reverse stock split effective on March 9, 2022. After that, the Company’s issued and outstanding common stock is 17,500,000 shares. The authorized shares of common stock after the reverse stock splits are 450,000,000 shares of a par value of $0.0004.

As a result of the amendment of authorized stock, the stock split and reverse of stock split, all share and per share data in the unaudited condensed consolidated financial statements have been retrospectively adjusted to all periods presented.

On June 8, 2022, the Company sold 2,100,000 shares of its common stock in its IPO, at an offering price of $7.5 per share. The Company received net proceeds of $13,794 after deducting underwriting discounts and commissions of $1,103, direct offering expenses of $603, as well as $250 IPO proceeds that was deposited into an escrow account on the closing date with a maturity term of two year. In addition, there is an additional $606 direct offering related expenses that was paid by the Group separately was charged against additional paid in capital.

12.Equity

Predecessor

The capital structure of the Predecessor consists of one class of LLC interests. Al Yousuf, as the sole member, as well as the managing member, of both PCL and PML owns all of the common interests issued and outstanding of the Predecessor and controls 100% of the equity in the Predecessor until November 12, 2020 when the Predecessor was acquired.

During the period from January 1, 2020 to November 12, 2020, Al Yousuf waived the receivables from the Predecessor of $16,847, which was recorded in addition paid-in capital in the consolidated balance sheets.

Successor

(a)	Shares of common stock and recapitalization

In October 2020, the Company issued 1,000 shares of common stock par value of $0.001 each to EdisonFuture, Inc., which is a subsidiary of SPI.

On August 3, 2021, the Company amended its Certificate of Incorporation and the Company’s authorized all classes of stock is amended to 500,000,000 shares, of which (i) 450,000,000 shares shall be common stock, par value $0.0001 per share, and (ii) 50,000,000 shares shall be preferred stock, par value $0.0001 per share. On August 3, 2021, the Company effectuated a 70,000 for 1 stock split on the Company’s issued and outstanding common stock.

On March 8, 2022, a shareholder meeting was held and declared a one-for-four reverse stock split effective on March 9, 2022. After that, the Company’s issued and outstanding common stock is 17,500,000 shares. The authorized shares of common stock after the reverse stock splits are 450,000,000 shares, and the par value was changed from $0.0001 to $0.0004 on March 9, 2022 as a result of the reverse stock split.

As a result of the amendment of authorized stock, the stock split and reverse of stock split, all share and per share data in the consolidated financial statements have been retrospectively adjusted to all periods presented.

(b)	Additional paid-in capital

The Company’s ultimate parent company, SPI, made a capital contribution of $17,000 in December 2020 to the Company. The Company recorded an increase to additional paid in capital of $52 for the share-based compensation expense in the year ended December 31, 2021.